Leland Currency Strategy Fund

Class	A	Shares	GHCAX
Class	C	Shares	GHCCX
Class	I	Shares	GHCIX

Leland Thomson Reuters Private Equity Index Fund

Class	A	Shares	LDPAX
Class	C	Shares	LDPCX
Class	I	Shares	LDPIX

Leland Thomson Reuters Venture Capital Index Fund

Class	A	Shares	LDVAX
Class	C	Shares	LDVCX
Class	I	Shares	LDVIX

Leland Real Asset Opportunities Fund

Class	A	Shares	GHTAX
Class	C	Shares	GHTCX
Class	I	Shares	GHTIX

Each a series of Northern Lights Fund Trust III

PROSPECTUS

February 1, 2018

www.lelandfunds.com 1-855-535-2631 (1-855-Leland1)

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or the Commodity Futures Trading Commission, nor has the Securities and Exchange Commission or the Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY – Leland Currency Strategy Fund	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	3
Performance	4
Investment Adviser	5
Investment Adviser Portfolio Managers	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
FUND SUMMARY – Leland Thomson Reuters Private Equity Index Fund	6
Investment Objective	6
Fees and Expenses of the Fund	6
Principal Investment Strategies	7
Principal Investment Risks	7
Performance	9
Investment Adviser	10
Investment Adviser Portfolio Managers	10
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10
FUND SUMMARY – Leland Thomson Reuters Venture Capital Index Fund	11
Investment Objective	11
Fees and Expenses of the Fund	11
Principal Investment Strategies	12
Principal Investment Risks	12
Performance	14
Investment Adviser	15
Investment Adviser Portfolio Managers	15
Purchase and Sale of Fund Shares	15
Tax Information	15
Payments to Broker-Dealers and Other Financial Intermediaries	15

TABLE OF CONTENTS

Continued

FUND SUMMARY – Leland Real Asset Opportunities Fund	16
Investment Objective	16
Fees and Expenses of the Fund	16
Principal Investment Strategies	17
Principal Investment Risks	18
Performance	20
Investment Adviser	21
Investment Adviser Portfolio Managers	21
Purchase and Sale of Fund Shares	21
Tax Information	21
Payments to Broker-Dealers and Other Financial Intermediaries	21
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	22
Investment Objective	22
Principal Investment Strategies	22
Principal Investment Risks	26
Temporary Investments	33
Portfolio Holdings Disclosure	33
Cybersecurity	33
MANAGEMENT	34
Investment Adviser	34
Investment Adviser Portfolio Managers	35
HOW SHARES ARE PRICED	36
HOW TO PURCHASE SHARES	37
HOW TO REDEEM SHARES	41
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	43
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	44
DISTRIBUTION OF SHARES	45
Distributor	45
Distribution Fees	45
Additional Compensation to Financial Intermediaries	45
Householding	45
FINANCIAL HIGHLIGHTS	46
PRIVACY NOTICE	58

FUND SUMMARY – LELAND CURRENCY STRATEGY FUND

Investment Objective: Total return from capital appreciation and income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 37 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.69%	0.69%	0.69%
Acquired Fund Fees and Expenses(1)	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	2.08%	2.83%	1.83%
Fee Waiver(2)	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver	1.89%	2.64%	1.64%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(2)	The Fund’s adviser, Good Harbor Financial LLC, (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$756	$1,172	$1,613	$2,833
C	$267	$859	$1,477	$3,143
I	$167	$557	$973	$2,132

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2017, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies: Under normal market conditions, the Fund invests primarily in foreign currency forward contracts, including cash-settled forwards, and U.S. dollar denominated short-duration fixed income securities (or securities of entities that invest primarily in such debt obligations, including money market funds and exchange traded funds (“ETFs”)). ETFs will be used to invest in the same type of short duration fixed income securities that the Fund would invest in directly. Duration is a measure, similar to maturity, that is used to determine the price sensitivity of a fixed income security to changes in interest rates. For example, if a fixed income security has a duration of three years and interest rates rise by one percent, the security’s price will decline by three percent. The Fund’s short-duration (three years or less) fixed income investments are designated as collateral by the Fund, as necessary, to cover on a net basis obligations with respect to, or that may result from, the Fund’s investments in foreign currency forward contracts. The Fund’s investment in short duration fixed income investments consists primarily of (i) shares of money market funds, (ii) U.S. dollar denominated non-government corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality, and (iii) U.S. government securities. In pursuit of the Fund’s investment objective, the Fund’s portfolio managers seek to generate positive total returns from the gains resulting from fluctuations in the values of various foreign currencies relative to each other or the U.S. dollar and the income produced by debt obligations.

The Fund gains economic exposure to foreign currencies through its investment in foreign currency forward contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The Fund expects to utilize leverage, created through investments in forwards, as part of its investment strategies. Leverage has the effect of increasing the Fund’s volatility as well as the potential for gains and losses.

The Fund employs a disciplined quantitative investment strategy through a proprietary modeling process that is designed to take advantage of investment opportunities in developed markets and their currencies. Using proprietary data and a systematic, objective modeling process, the Fund seeks to identify and exploit what it believes to be mispricing in these markets, all of which are highly liquid. The Fund executes its strategy primarily through foreign-exchange forward contracts and through instruments and securities which provide economic exposure to developed market currencies. The Fund will invest both long and short across this universe.

In constructing the portfolio, the portfolio managers take a two-step approach:

Forecasting. The first step uses econometric modeling to develop preliminary forecasts of risk and return. This process uses a variety of behavioral metrics in its effort to extract return from the movement of developed market currencies. The model analyzes these various factors, and each contributes to the forecasted excess return for the currency in question, a number which can be positive or negative. As of the date of this prospectus, the Adviser believes that developed countries include, but may not be limited to, the following: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. Additionally, the Fund generally defines developed countries as those with above average per-capita income or included in the World Bank’s definition of high income countries.

Optimization. In the second step, the portfolio managers implement an optimization process to improve the forecasts of both risk and return that come out of the forecasting process outlined above. This part of the investment process helps determine optimal entry and exit points for each currency trade.

The Fund will generally enter into cash-settled currency forward contracts in each of the currencies available, either long or short, based on the modeled excess return. The Fund will invest in long forward contracts for currencies that are expected to appreciate relative to the U.S. dollar, and short forward contracts for currencies that are expected to depreciate against the U.S. dollar. The portfolio managers will run the quantitative modeling process and rebalance the portfolio, as needed. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and Securities and Exchange Commission (“SEC”) harmonized regulations.

2

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Funds’ net asset value (“NAV”) and performance. The Fund may invest in ETFs or mutual funds (“Underlying Funds”) which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the Underlying Funds.

  Correlation Risk: Prices of currencies and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other. In down markets the prices of these currencies, securities and asset classes can also fall in tandem. Because the Fund allocates its investments between currencies and fixed income securities, the Fund is subject to correlation risk.
  Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, including the U.S. government.
  Currency Risk: Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in dollar denominated securities of U.S. issuers.
  Derivatives Risk: Foreign currency forward contracts are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Foreign currency forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk.
  ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.
  Fixed Income Risk: The Fund may invest in fixed income securities, directly or through Underlying Funds. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
  Geographic Concentration Risk: The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than a more geographically diversified fund.
  Leverage Risk: The Fund’s use of foreign currency forward contracts may amplify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.
  Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments and quantitative modeling techniques may prove to be incorrect and may not produce the desired results.
  Market Risk: Overall currency and fixed income securities market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the currency and securities markets.
  Model Risk: Model risk is the risk that any given model may experience periods of outperformance as well as periods of underperformance. Like all quantitative analysis, the investment models utilized by the Fund carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could, in some cases, lead to a decrease in short term effectiveness of the Fund’s mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.
  U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.
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Performance: The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information and NAV will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3/31/2017	5.27%
Worst Quarter:	12/31/2017	(3.78)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year	Since Inception (5-30-2014)
Class I shares
Return before taxes	4.46%	4.57%
Return after taxes on distributions	4.46%	4.53%
Return after taxes on distributions and sale of Fund shares	2.53%	3.51%
Class A shares
Return before Taxes	(1.77)%	2.71%
Class C Shares
Return before Taxes	3.45%	3.79%
BofAML U.S. Dollar Libor 3 Month Constant Maturity (reflects no deduction for fees, expenses or taxes)	1.10%	0.59%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	21.83%	11.91%
MSCI EAFE Currency Index (reflects no deduction for fees, expenses or taxes)	8.21%	(3.77)%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

4

Investment Adviser: Good Harbor Financial, LLC, 30 S. Wacker Drive, Suite 1300, Chicago, IL 60606 serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for the management of the Fund’s investment portfolio directly or through a sub-adviser, according to the Fund’s investment objective, policies and restrictions. The Adviser was established in 2003 for the purpose of providing investment advice to individuals and institutions. As of September 30, 2017, the Adviser had had approximately $477.61 million in assets under management/advisement.

Investment Adviser Portfolio Managers: Neil R. Peplinski, Chartered Financial Analyst (CFA), Managing Partner of the Adviser, has served the Fund as a Portfolio Manager since it commenced operations in 2014.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$250	$100
C	$2,500	$1,000	$250	$100
I	$250,000	$250,000	$10,000	$10,000

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. Dividend and capital gain distributions on Fund shares held through tax-deferred plans may be taxable upon their eventual withdrawal from such tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY-LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

Investment Objective: The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The Fund’s current benchmark is the Thomson Reuters Private Equity Buyout Index (the “Underlying Index”).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 37 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.07%	2.82%	1.82%
Fee Waiver(2)	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver	1.76%	2.51%	1.51%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.
(2)	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$744	$1,158	$1,598	$2,814
C	$254	$845	$1,462	$3,125
I	$154	$542	$956	$2,112

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2017, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

6

Principal Investment Strategies: The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of the Thomson Reuters Private Equity Buyout Index (the “Underlying Index”). The Underlying Index seeks to replicate the aggregate gross performance of U.S. private equity-backed companies. However, the Fund does not invest directly in private equity funds or private equity of companies.

In seeking to track the Underlying Index, the Fund invests in a wide range of financial instruments, including liquid, publicly-traded equities which are either components of the theoretical portfolio or determined by the Adviser to have substantially similar risk and return characteristics, in aggregate, as the Underlying Index. The Fund also invests in total return swap agreements designed to provide exposure to the characteristics of private equity-backed companies and will have the effect of adding economic leverage to the portfolio. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that compose the Underlying Index. This policy is not fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

The Fund’s swap agreements will create economic leverage in the Fund’s portfolio. Leverage may magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund’s portfolio. While the use of leverage has the potential to produce greater gains, it also may result in greater losses. The Fund’s investments in swap agreements are subject to limits on leverage imposed by the 1940 Act and related SEC guidance. To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its derivatives positions. The Fund also may invest in other investment companies, including exchange traded funds ETFs, to gain exposure to the returns of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry the Fund’s investment exposure will necessarily be concentrated in that industry.

The Fund is a “commodity pool” under the U.S. CEA, and the Adviser is a “commodity pool operator” registered with and regulated by the CFTC. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

The Fund is classified as “non-diversified” for purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance. The Fund may invest in ETFs and other investment companies, which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the ETFs and other investment companies in which it invests.

•	Concentration Risk: To the extent that the Fund’s investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
•	Counterparty Credit Risk: The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.
•	Derivatives Risk: Loss may result from the Fund’s investments in swaps. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the swaps used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

7

•	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. This may occur because of factors affecting securities markets generally, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.
•	Investment in Investment Companies Risk: Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or other investment companies and also may be higher than other mutual funds that invest directly in securities.
•	Leverage Risk: The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. Derivatives have inherent leverage that will magnify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.
•	Licensing Risk: The Fund relies on licenses that permit the Fund to use the applicable Index and associated trade names, trademarks, and service market (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the applicable licensor has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event a license is terminated or a licensor does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund and may result in a change in the investment policy or closure of the Fund.
•	Liquidity Risk: In certain circumstances, it may be difficult for the Fund to purchase and sell particular derivative investments within a reasonable time at a fair price. Because the Fund intends to invest in swap contracts under certain market conditions, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.
•	Market Risk: The values of securities in the Underlying Index could decline generally or could underperform other investments. An investment in the Fund may lose money.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Private Equity Investing Risk: The Fund seeks to generate returns that mimic the returns of U.S. private equity-backed companies as measured by the Underlying Index. Because investing in newly private companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the private equity industry may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in private equity funds nor does it invest directly in the companies funded by private equity funds.
•	Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. The Underlying Index’s return may not match or achieve a high degree of correlation with the return of U.S. private equity-backed companies.
8

Performance: The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information and NAV will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/2017	12.17%
Worst Quarter:	3/31/2016	(2.42)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year	Since Inception (9-18-2015)
Class I shares
Return before taxes	28.51%	16.29%
Return after taxes on distributions	26.61%	14.33%
Return after taxes on distributions and sale of Fund shares	16.67%	11.81%
Class A shares
Return before Taxes	20.89%	13.08%
Class C Shares
Return before Taxes	27.19%	15.43%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	21.83%	17.03%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

9

Investment Adviser: Good Harbor Financial, LLC

Investment Adviser Portfolio Managers: Neil R. Peplinski, Chartered Financial Analyst (CFA), Managing Partner of the Adviser, Yash Patel, Chartered Financial Analyst (CFA), Portfolio Manager of the Adviser, and David C. Armstrong, Portfolio Manager of the Adviser, have each served the Fund as a Portfolio Manager since it commenced operations in September 2015.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$250	$100
C	$2,500	$1,000	$250	$100
I	$250,000	$250,000	$10,000	$10,000

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an individual retirement account (“IRA”) or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

FUND SUMMARY-LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

Investment Objective: The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index (the “Underlying Index”).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 37 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.00%	2.75%	1.75%
Fee Waiver(2)	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver	1.76%	2.51%	1.51%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.
(2)	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Year	10 Years
A	$744	$1,145	$1,570	$2,750
C	$254	$831	$1,433	$3,063
I	$154	$528	$927	$2,043

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2017, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

11

Principal Investment Strategies: The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of the Thomson Reuters Venture Capital Index (the “Underlying Index”). The Underlying Index seeks to replicate the aggregate gross performance of U.S. venture capital-backed companies. However, the Fund does not invest directly in venture capital funds or start-up companies.

In seeking to track the Underlying Index, the Fund invests in a wide range of financial instruments, including liquid, publicly-traded equities which are either components of the theoretical portfolio or determined by the Adviser to have substantially similar risk and return characteristics, in aggregate, as the Underlying Index. The Fund also invests in total return swap agreements designed to provide exposure to the characteristics of venture capital-backed companies and will have the effect of adding economic leverage to the portfolio. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that compose the Underlying Index. This policy is not fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

The Fund’s swap agreements will create economic leverage in the Fund’s portfolio. Leverage may magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund’s portfolio. While the use of leverage has the potential to produce greater gains, it also may result in greater losses. The Fund’s investments in swap agreements are subject to limits on leverage imposed by the 1940 Act and related SEC guidance. To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its derivatives positions. The Fund also may invest in other investment companies, including exchange traded funds ETFs, to gain exposure to the returns of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry the Fund’s investment exposure will necessarily be concentrated in that industry. Currently, the Underlying Index has significant exposure to the industries within the technology and healthcare sectors.

The Fund is a “commodity pool” under the CEA, and the Adviser is a “commodity pool operator” registered with and regulated by the CFTC. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

The Fund’s investment strategy typically results in a portfolio turnover rate in excess of 100% on an annual basis. The Fund is classified as “non-diversified” for the purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance. The Fund may invest in ETFs and other investment companies, which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the ETFs and other investment companies in which it invests.

  Concentration Risk: To the extent that the Fund’s investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. Based on the composition of the Underlying Index as of the date of this Prospectus, it is expected that the Fund’s assets will have significant exposure to the technology and healthcare sectors. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
  Counterparty Credit Risk: The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.
  Derivatives Risk: Loss may result from the Fund’s investments in swaps. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the swaps used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

12

  Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. This may occur because of factors affecting securities markets generally, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.
  Investment in Investment Companies Risk: Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or other investment companies and also may be higher than other mutual funds that invest directly in securities.
  Leverage Risk: The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged. Derivatives have inherent leverage that will magnify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.
  Licensing Risk: The Fund relies on licenses that permit the Fund to use the applicable Index and associated trade names, trademarks, and service market (the “Intellectual Property”) in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensor and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the applicable licensor has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event a license is terminated or a licensor does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund and may result in a change in the investment policy or closure of the Fund.
  Liquidity Risk: In certain circumstances, it may be difficult for the Fund to purchase and sell particular derivative investments within a reasonable time at a fair price. Because the Fund intends to invest in swap contracts under certain market conditions, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.
  Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.
  Market Risk: The values of securities in the Underlying Index could decline generally or could underperform other investments. An investment in the Fund may lose money.
  Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
  Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. The Underlying Index’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital-backed companies.
  Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
  Venture Capital Investing Risk: The Fund seeks to generate returns that mimic the aggregate returns of U.S. venture capital-backed companies as measured by the Underlying Index. Venture capital is a type of equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. Because investing in new or very early companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the venture capital backed companies may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in venture capital funds nor does it invest directly in the companies funded by venture capital funds.

13

Performance: The bar chart and performance table below show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. The Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Class A and Institutional shares of the Predecessor Fund were exchanged for Class A and Class I shares of the Fund, respectively. Updated performance information and NAV will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	9/30/2016	17.81%
Worst Quarter:	6/30/2016	(9.45)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year	Since Inception (10-2-2014)	Since Inception (9-23-2015)
Class I shares
Return before taxes	51.49%	21.35%	N/A
Return after taxes on distributions	45.73%	17.71%	N/A
Return after taxes on distributions and sale of Fund shares	29.90%	15.17%	N/A
Class A shares
Return before Taxes	42.53%	19.17%	N/A
Class C shares
Return before Taxes	50.18%	N/A	24.64%
NASDAQ OTC Composite Index (reflects no deduction for fees, expenses or taxes)	28.24%	14.64%	17.86%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

14

Investment Adviser: Good Harbor Financial, LLC

Investment Adviser Portfolio Managers: Neil R. Peplinski, Chartered Financial Analyst (CFA), Managing Partner of the Adviser, Yash Patel, Chartered Financial Analyst (CFA), Portfolio Manager of the Adviser, and David C. Armstrong, Portfolio Manager of the Adviser, have each served the Fund as a Portfolio Manager since it commenced operations in September 2015.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$250	$100
C	$2,500	$1,000	$250	$100
I	$250,000	$250,000	$10,000	$10,000

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an individual retirement account (“IRA”) or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

FUND SUMMARY – LELAND REAL ASSET OPPORTUNITIES FUND

(formerly known as Good Harbor Tactical Equity Income Fund)

Investment Objective: Total return from capital appreciation with an emphasis on income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 37 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses (1)	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.89%	2.64%	1.64%
Fee Waiver (2)	(0.41)%	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver	1.48%	2.23%	1.23%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(2)	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019, so that the total annual operating expenses (excluding(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$717	$1,097	$1,502	$2,628
C	$226	$782	$1,364	$2,943
I	$125	$477	$853	$1,909

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2017, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

16

Principal Investment Strategies: Using a fundamental and quantitative approach, the Adviser seeks to achieve the Fund’s investment objective by tactically allocating the portfolio during favorable periods to equity investments whose revenues and earnings are derived from tangible assets, often referred to as “real assets”, such as real estate, infrastructure and basic materials that provide a steady dividend payout.

•	Real estate companies are generally involved in the purchase, ownership, management, rental and/or sale of real estate.
•	Infrastructure companies are generally engaged in providing essential services (such as electric, gas and water utilities), transport (such as toll roads, bridges, tunnels, rail, airports and ports), communications (such as satellite, wireless and other communications networks) and commodity and social infrastructure (education, public housing, prison and athletic facilities).
•	Basic materials companies are generally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in these real asset investments.

The allocation to equities is supplemented by an option strategy designed to produce income, enhance returns or limit equity losses. During less favorable periods or when attractive investment opportunities are scarce, the Adviser will seek to reduce equity exposure and allocate the Fund’s assets to investment grade fixed income securities of any maturity or duration.

The Fund will primarily invest in equity securities. Equity securities may include common and preferred stock, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPs”), real estate investment trusts (“REITs”), ETFs or exchange traded notes (“ETNs”). The Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Option investments may include writing (selling) covered call options, purchasing calls and puts and making collar or spread trades. Fixed income investments will generally include ETFs that track a treasury bond index and money market funds. The Fund may invest in derivative investments such as swaps, structured notes, futures and options designed to provide exposure to a particular equity investment, option or a treasury bond index or to replicate the returns of such investment.

The Fund seeks to outperform the S&P 500 Total Return® Index over a full market cycle.

Adviser’s Investment Process. The Adviser utilizes a flexible multi-step approach to determine appropriate investments for the Fund. The Fund’s investment strategy typically results in a portfolio turnover rate in excess of 100% on an annual basis.

Real Asset Equities. First, the Adviser identifies a specific security universe, limited to companies whose earnings are based on real assets, and in which there is both moderate growth and an active options market. Next, the Adviser refines this universe by limiting it to companies that possess certain inherent characteristics, which may include those companies paying an attractive yield, those providing a steady dividend payout, those with stable management histories, those with a significant presence in their industry and those with very stable cash flows. The remaining investments are identified through rigorous fundamental research that seeks to discover principally sound companies that are trading at low valuations not due to serious issues, but as a result of risk aversion arising from temporary factors, as in a misunderstanding of company-specific risk, or an industry/sector falling out of favor. Among the equity securities identified, the Adviser may tactically adjust the portfolio among sector and industry exposure.

Options and Fixed Income Investments. Following the security analysis, the Adviser will determine whether to add options to accelerate returns, limit the downside of certain equity investments or generate income. During unfavorable periods or during periods of scarce attractive equity investments, the Adviser may reduce equity exposure and allocate the portfolio to fixed income investments.

Risk Monitoring. The Adviser frequently evaluates portfolio-level risk by applying certain quantitative measures to determine the appropriate allocation among equities, options and fixed income investments. The Adviser will tactically allocate the portfolio based in part on these quantitative measures.

Portfolio Allocation. The Adviser utilizes a fundamental and quantitative approach to tactically allocate the Fund’s portfolio among its investments. At any given time, the Fund’s portfolio will be invested in equities and options, fixed income investments, or among equities, options and fixed income investments. The allocation among these investments will depend upon a number of factors, including the Adviser’s determination of the favorability of investing in tangible asset equities. Within the Fund’s allocations to equities, the Adviser may allocate the portfolio among different tangible asset sectors and industries.

The Fund is “non-diversified” for purposes of the 1940 Act, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

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Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance. The Fund may invest in ETFs which could result in the duplication of certain fees, including the management and administration fees.

  ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.
  Allocation Risk: The risk that if the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.
  Basic Materials Industry Risk: To the extent that the Fund’s investments are exposed to issuers conducting business in basic materials, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of basic materials companies also may fluctuate widely in response to such events.
  Correlation Risk: Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments between equities, options and fixed income securities, the Fund is subject to correlation risk.
  Derivatives Risk: Loss may result from the Fund’s investments in swaps. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the swaps used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

  Energy and Infrastructure Risk: The value of securities issued by energy and infrastructure companies may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities. These companies are also affected by worldwide energy prices and exploration and production costs. These companies may have significant operations in areas at risk for natural disasters, social and political unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.
  Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of energy companies in particular, or a particular company.
  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs. ETFs are subject to specific risks, depending on the nature of the fund.
  Exchange-Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.
  Fixed Income Risk: The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
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  Investment Focus Risk: The Fund’s strategy of focusing its investments in tangible asset companies means that the performance of the Fund will be closely tied to the performance of such investments. The Fund’s focus in real estate, infrastructure and basic materials presents more risk than if the Fund were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with a concentrated investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.
  Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
  Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
  MLP Risk: The Fund may invest in MLPs, directly or through ETFs or ETNs. Investing in MLPs entails risk related to fluctuations in energy prices, decreases in supply of or demand for energy commodities, unique tax consequences due to the partnership structure and other various risks.
  Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
  Options Risk: There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to write options and purchase options under the Fund’s options strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
  REIT and Real Estate Risk: The Fund may invest in REITs, directly or through ETFs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.
  Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs in companies of any size capitalization. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
  Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
  U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

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Performance: The bar chart and performance table below show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. The Fund’s investment strategy changed on February 1, 2017. Updated performance information and NAV will be available at no cost by visiting www.lelandfunds.com or by calling 1-855-535-2631 (1-855-Leland1).

Class I Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	6/30/2016	8.54%
Worst Quarter:	9/30/2014	(11.34)%

Performance Table

Average Annual Total Returns

(For period ended December 31, 2017)

	One Year	Since Inception (9-30-13)
Class I
Return before taxes	2.00%	0.23%
Return after taxes on distributions	0.30%	(0.95)%
Return after taxes on distributions and sale of Fund shares	1.17%	(0.32)%
Class A shares
Return before Taxes	(4.09)%	(1.39)%
Class C shares
Return before Taxes	0.95%	(0.75)%
S&P 500 TR (reflects no deduction for fees, expenses or taxes)	21.83%	13.87%

After-tax returns were calculated using the historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depends on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

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Investment Adviser: Good Harbor Financial, LLC

Investment Adviser Portfolio Managers: Neil R. Peplinski, Chartered Financial Analyst (CFA) and Managing Partner of the Adviser and Jeffrey H. Kim, Portfolio Manager at the Adviser, have each served the Fund as its Portfolio Manager since it commenced operations in 2013.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$250	$100
C	$2,500	$1,000	$250	$100
I	$250,000	$250,000	$10,000	$10,000

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

Each Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Leland Currency Strategy Fund

The Fund seeks total return from capital appreciation and income.

Leland Thomson Reuters Private Equity Index Fund

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The Fund’s current benchmark is the Thomson Reuters Private Equity Buyout Index (in the context of the Leland Thomson Reuters Private Equity Index Fund, the “Underlying Index”). Price performance is a measure of market price performance, excluding dividends and interest.

Leland Thomson Reuters Venture Capital Index Fund

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index (in the context of the Leland Thomson Reuters Venture Capital Index Fund, the “Underlying Index”). Price performance is a measure of market price performance, excluding dividends and interest.

Leland Real Asset Opportunities Fund

The Fund seeks total return from capital appreciation with an emphasis on income.

Principal Investment Strategies

Leland Currency Strategy Fund

Under normal market conditions, the Fund invests primarily in foreign currency forward contracts, including cash-settled forwards, and U.S. dollar denominated short-duration fixed income securities (or securities of entities that invest primarily in such debt obligations, including money market funds and ETFs). ETFs will be used to invest in the same type of short duration fixed income securities that the Fund would invest in directly. Duration is a measure, similar to maturity, that is used to determine the price sensitivity of a fixed income security to changes in interest rates. For example, if a fixed income security has a duration of three years and interest rates rise by one percent, the security’s price will decline by three percent. The Fund’s short-duration (three years or less) fixed income investments are designated as collateral by the Fund, as necessary, to cover on a net basis obligations with respect to, or that may result from, the Fund’s investments in foreign currency forward contracts. The Fund’s investment in short duration fixed income investments consists primarily of (i) shares of money market funds, (ii) U.S. dollar denominated non-government corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality, and (iii) U.S. government securities. In pursuit of the Fund’s investment objective, the Fund’s portfolio managers seek to generate positive total returns from the gains resulting from fluctuations in the values of various foreign currencies relative to each other or the U.S. dollar and the income produced by debt obligations.

The Fund gains economic exposure to foreign currencies through its investment in foreign currency forward contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The Fund expects to utilize leverage, created through investments in forwards, as part of its investment strategies. Leverage has the effect of increasing the Fund’s volatility as well as the potential for gains and losses.

The Fund is “non-diversified” for purposes of the 1940 Act, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

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Investment Philosophy

The Fund employs a disciplined quantitative investment strategy through a proprietary modeling process that is designed to take advantage of investment opportunities in developed markets and their currencies. Using proprietary data and a systematic, objective modeling process, the Fund seeks to identify and exploit what it believes to be mispricing in these markets, all of which are highly liquid. The Fund executes its strategy primarily through foreign-exchange forward contracts and through instruments and securities which provide economic exposure to the developed market currencies. The Fund will invest both long and short across this universe.

The quantitative process utilized by the Fund is designed to identify and exploit currency mispricing in a systematic framework. The Fund’s portfolio managers believe that currency market participants (which include institutional investors, central banks and speculative traders) can create short term pricing anomalies in the market through their behavior, announcements, and the way both of these are perceived by media observers. These anomalies can create for the Fund investment opportunities to be pursued and dangers to be avoided.

The portfolio managers have extensive experience in analyzing fundamental, behavioral and technical measures and an intimate understanding of the information from a variety of sources comprising such measures. A wide variety of factors that reflect conditions in the financial markets are also employed, including financial volatility in prices and capital flows, momentum of financial returns, domestic liquidity and the behavior of international investors, news and media-driven news interpretation.

Investment Process

In constructing the portfolio, the portfolio managers take a two-step approach:

Forecasting. The first step uses econometric modeling to develop preliminary forecasts of risk and return. This process uses a variety of behavioral metrics in its effort to extract return from the movement of developed market currencies. The model analyzes these various factors, and each contributes to the forecasted excess return for the currency in question, a number which can be positive or negative. As of the date of this prospectus, the Adviser believes that developed countries include, but may not be limited to, the following: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. Additionally, the Fund generally defines developed countries as those with above average per-capita income or included in the World Bank’s definition of high income countries.

Optimization. In the second step, the portfolio managers implement an optimization process to improve the forecasts of both risk and return that come out of the forecasting process outlined above. This part of the investment process helps determine optimal entry and exit points for each currency trade.

The Fund will generally enter into cash-settled currency forward contracts in each of the currencies available, either long or short, based on the modeled excess return. The Fund will invest in long forward contracts for currencies that are expected to appreciate relative to the U.S. dollar, and short forward contracts for currencies that are expected to depreciate against the U.S. dollar. The portfolio managers will run the quantitative modeling process and rebalance the portfolio, as needed. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk.

The Fund is a “commodity pool” under the CEA, and the Adviser is a “commodity pool operator” registered with and regulated by the CFTC. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and SEC harmonized regulations.

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Leland Thomson Reuters Private Equity Index Fund

The Adviser’s objective for the Fund is to produce results that correspond to or correlate as closely as possible with the price performance of the Underlying Index. The Adviser continuously monitors the Fund, and makes adjustments to its portfolio, as necessary, to minimize performance differences, and to maximize liquidity. The Adviser does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. The securities and other financial instruments, including swap agreements, selected by the Adviser are expected to have, in aggregate, investment characteristics similar to those of the Underlying Index.

The Fund’s investment objective and investment policy to provide investment results that, before fees and expenses, correspond generally to the performance of the Underlying Index are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval.

The Fund is classified as “non-diversified” for the purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

More Information About the Underlying Index

The Underlying Index seeks to replicate the aggregate gross performance of U.S. private equity-backed companies. The Underlying Index is derived from a theoretical dynamic portfolio developed by DSC. The Underlying Index seeks to track the price movements of the Thomson Reuters Private Equity Buyout Research Index (“TR PE Buyout Research Index”), which is an uninvestable index constructed from observed valuations of private equity-funded companies.

The TR PE Buyout Research Index is constructed from observed valuations of private equity-backed firms at discrete points in time, such as during buyouts, leveraged buyouts, and exits (acquisitions, initial public offerings, failures, manager buyouts and others). These observed valuations fuel a sophisticated econometric methodology that estimates the value of each private equity-backed firm in every month. Aggregating this time-series of firm values, the TR PE Buyout Research Index constructs a value-weighted index of the returns to a theoretical fully-diversified portfolio of private equity-backed firms capturing a high percentage of all PE-backed companies.

The Underlying Index seeks to track the price movements of the TR PE Buyout Research Index by constructing a theoretical portfolio made up of various economic sectors. These economic sectors are designed using proprietary econometric models and seek to mimic the risks and return characteristics of private equity-backed companies associated with each economic sector. The seven sectors are the following: industrials, consumer noncyclical, consumer cyclical, energy and utilities, health care, technology, and financials. Each economic sector seeks to replicate the price movements of a sector of the PE universe by constructing a portfolio including, but not limited to, baskets of representative sector-specific equities, derivatives, swaps, other indices, and other financial instruments. These financial instruments can be priced in real time, and when weighted appropriately, seek to mimic the behavior of the Thomson Reuters Private Equity Buyout Research Index. The Underlying Index return is computed as the weighted return of a theoretical portfolio of economic sectors.

The Adviser has entered into licensing arrangements with Thomson Reuters and DSC. Pursuant to its licensing arrangement with Thomson Reuters, the Adviser has been granted an exclusive license to use the Underlying Index and its related marks in connection with the Fund in accordance with the terms of a license agreement. Pursuant to its licensing arrangement with DSC, DSC has agreed to periodically provide the Adviser with certain information about the theoretical portfolio.

Leland Thomson Reuters Venture Capital Index Fund

The Adviser’s objective for the Fund is to produce results that correspond to or correlate as closely as possible with the price performance of the Underlying Index. The Adviser continuously monitors the Fund, and makes adjustments to its portfolio, as necessary, to minimize performance differences, and to maximize liquidity. The Adviser does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments. The securities and other financial instruments, including swap agreements, selected by the Adviser are expected to have, in aggregate, investment characteristics similar to those of the Underlying Index.

The Fund’s investment objective and investment policy to provide investment results that, before fees and expenses, correspond generally to the performance of the Underlying Index are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval.

The Fund is classified as “non-diversified” for the purposes of 1940 Act, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

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More Information About the Underlying Index

The Underlying Index seeks to replicate the aggregate gross performance of U.S. venture capital-backed companies representative of more than 7,500 individual U.S. venture capital-funded private companies. The Underlying Index is derived from a theoretical dynamic portfolio developed by DSC Quantitative Group, LLC (“DSC”). The Underlying Index seeks to track the price movements of the Thomson Reuters Venture Capital Research Index (“TR VC Research Index”), which is an uninvestable index constructed from observed valuations of more than 22,000 venture capital-funded companies.

The TR VC Research Index is constructed from observed valuations of venture-backed firms at discrete points in time, such as during funding rounds, acquisitions, and exits. These observed valuations fuel a sophisticated econometric methodology that estimates the value of each venture-backed firm in every month. Aggregating this time-series of firm values, the (“TR VC Research Index”) constructs a value-weighted index of the returns to a theoretical fully-diversified portfolio of venture-backed firms capturing a high percentage of all VC-backed companies.

The Underlying Index seeks to track the price movements of the TR VC Research Index by constructing a theoretical portfolio made up of various economic sectors. These economic sectors are designed using proprietary econometric models and seek to mimic the risks and return characteristics of venture-backed companies associated with each economic sector. The seven sectors are the following: materials and industrials sector, consumer cyclical and non-cyclical sector, energy and utility sector, healthcare and pharmaceuticals sector, technology equipment sector, software sector, and telecommunications sector. Each economic sector seeks to replicate the price movements of a sector of the VC universe by constructing a portfolio including, but not limited to, baskets of representative sector-specific equities, derivatives, swaps, other indices, and other financial instruments. These financial instruments can be priced in real time, and when weighted appropriately, seek to mimic the behavior of the Thomson Reuters Venture Capital Research Index. The Underlying Index return is computed as the weighted return of a theoretical portfolio of economic sectors.

The Adviser has entered into licensing arrangements with Thomson Reuters (Markets) LLC (“Thomson Reuters”) and DSC. Pursuant to its licensing arrangement with Thomson Reuters, the Adviser has been granted an exclusive license to use the Underlying Index and its related marks in connection with the Fund in accordance with the terms of a license agreement. Pursuant to its licensing arrangement with DSC, DSC has agreed to periodically provide the Adviser with certain information about the theoretical portfolio.

Leland Real Asset Opportunities Fund

Using a fundamental and quantitative approach, the Fund’s Adviser seeks to achieve the Fund’s investment objective by tactically allocating the portfolio during favorable periods to equity investments whose revenues and earnings are derived from real assets, such as real estate, infrastructure and basic materials that provide a steady dividend payout.

•	Real estate companies are generally involved in the purchase, ownership, management, rental and/or sale of real estate.
•	Infrastructure companies are generally engaged in providing essential services (such as electric, gas and water utilities), transport (such as toll roads, bridges, tunnels, rail, airports and ports), communications (such as satellite, wireless and other communications networks) and commodity and social infrastructure (education, public housing, prison and athletic facilities).
•	Basic materials companies are generally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles and wood products.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in these real asset investments.

The allocation to equities is supplemented by an option strategy designed to produce income, enhance returns or limit equity losses. During less favorable periods or when attractive investment opportunities are scarce, the Adviser will seek to reduce equity exposure and allocate the Fund’s assets to investment grade fixed income securities of any maturity or duration.

The Fund will primarily invest in equity securities. Equity securities may include common and preferred stock, ADRs, MLPs, REITs, ETFs or ETNs. The Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships. Option investments may include writing (selling) covered call options, purchasing calls and puts and making collar or spread trades. Fixed income investments will generally include ETFs that track a treasury bond index and money market funds. The Fund may invest in derivative investments such as swaps, structured notes, futures and options designed to provide exposure to a particular equity investment, option or a treasury bond index or to replicate the returns of such investment.

The Fund seeks to outperform the S&P 500 Total Return® Index over a full market cycle.

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Principal Investment Risks

(The following risks may apply to the Funds’ direct investments as well as the Fund’s indirect investments through investing in ETFs and mutual funds).

The following section summarizes the principal risks of each Fund. These risks could adversely affect the NAV, total return and the value of the Funds and your investment. The risk description below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund Summary section of its Prospectus.

Each Fund is subject to the following investment risks as noted below.

	Leland Currency Strategy Fund	Leland Thomson Reuters Private Equity Index Fund	Leland Thomson Reuters Venture Capital Index Fund	Leland Real Asset Opportunities Fund
ADRs Risk				X
Allocation Risk				X
Basic Materials Industry Risk				X
Concentration Risk		X	X
Correlation Risk	X			X
Counterparty Credit Risk		X	X
Credit Risk	X
Currency Risk	X
Derivatives Risk	X	X	X	X
Energy and Infrastructure Risk				X
Equity Securities Risk		X	X	X
ETF Risk				X
ETF and Mutual Fund Risk	X
Exchange-Traded Notes Risk				X
Fixed Income Risk	X			X
Geographic Concentration Risk	X
Investment Focus Risk				X
Investment in Investment Companies Risk		X	X
Leverage Risk	X	X	X
Licensing Risk		X	X
Liquidity Risk		X	X
Management Risk	X	X	X	X
Market Risk	X	X	X	X
Model Risk	X
MLP Risk				X
Non-Diversification Risk		X	X	X
Options Risk				X
Private Equity Investing Risk		X
REIT and Real Estate Risk				X
Small and Medium Capitalization Risk				X
Tracking Error Risk		X	X
Turnover Risk			X	X
U.S. Government Securities Risk	X			X
Venture Capital Investing Risk			X

•	ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
•	Allocation Risk: If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.
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•	Basic Materials Industry Risk: To the extent that the Fund’s investments are exposed to issuers conducting business in basic materials, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of basic materials companies also may fluctuate widely in response to such events.
•	Concentration Risk: The Funds may concentrate its investments in or have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. The Funds’ concentration in certain sectors will vary depending on the composition of the Underlying Index.
o	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
o	Health Care Sector Risk. Companies in the health care sector may be adversely affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
•	Correlation Risk: Although the prices of currencies and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Funds allocate their investments between currencies and fixed income securities and among different asset classes within each category, the Funds are subject to correlation risk.
•	Counterparty Credit Risk: The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, and interest rate swap agreements. The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Funds will not enter into any agreement with a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of your investment in the Funds to decrease. In addition, the Funds may enter into swap agreements with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. The Adviser considers factors such as counterparty credit ratings and financial statements, among others, when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with. Swap agreements also may be considered to be illiquid.

To the extent the Funds’ financial instrument counterparties are concentrated in the financial services sector, the Funds bear the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

•	Credit Risk: Issuers and counterparties may not make interest or principal payments on securities, resulting in losses to the Funds. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, including U.S. and foreign governments. Lower credit quality securities will tend to have lower prices and lower quality counterparties are more likely to default.
•	Currency Risk: To the extent the Fund gains economic exposure to foreign currencies through its investment in forward foreign currency denominated securities or contracts, the performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. issuers. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
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•	Derivatives Risk: Foreign currency forward contract are a type of derivative contract whereby the Funds may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Forward foreign currency contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk. The Fund’s investment or hedging strategies may not achieve their objective. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to the following: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates; inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms and low margin deposits normally required in trading derivatives permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Swaps include elements of leverage and, accordingly, the fluctuation of the value of the derivative instruments in relation to the underlying asset may be magnified. Tracking risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a swap and price movements of investments for which it serves as a substitute. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Counterparties may be unable or unwilling to make swap contract payments to the Funds, resulting in losses. The successful use of swaps depends upon a variety of factors, particularly the ability of the advisor to predict movements of the securities markets, which requires different skills than predicting changes in the prices of individual securities. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Funds to lose money. In addition, there is the risk that the Swaps may be terminated by the Funds or the counterparty in accordance with its terms. If the Swaps were to terminate, the Funds may not be able to seek to achieve their investment objectives. There can be no assurance that any particular strategy adopted will succeed.

The Funds’ use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Options transactions have numerous risks associated with them. A decision as to whether, when and how to write options and purchase options under each Fund’s options strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. For example, the Funds may write covered call options. As the writer of a covered call option, during the option’s life the Funds give up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist if the Funds seek to close out an option position. If trading was suspended in an option purchase by a Fund, it would not be able to close out the option. If a Fund was unable to close out a covered call option that it had written on a security, the Fund would not be able to sell the underlying security unless the option expired without exercise.

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•	Energy and Infrastructure Risk: The value of securities issued by energy and infrastructure companies may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, energy conservation efforts and potential civil liabilities. These companies are also affected by worldwide energy prices and exploration and production costs. These companies may have significant operations in areas at risk for natural disasters, social and political unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

The value of energy and infrastructure companies is cyclical and highly dependent on energy prices and production spending. The market value of these companies is strongly affected by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances, among other factors. These companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. These companies may also operate in, or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. These companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund’s portfolio and the performance of the Fund. These companies can be significantly affected by the supply of, and demand for, specific products and services, exploration and production spending, government subsidization, world events and general economic conditions. These companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.

•	Equity Securities Risk: The Funds are subject to the risk that the value of the equity securities or equity-based derivatives in each Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities and equity-based derivatives to underperform other segments of the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.
•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs themselves are subject to specific risks, depending on the nature of such ETF.

•         ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in underlying ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities.

o	Open-End Fund Risk. The Fund may invest in shares of ETFs to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV.
•	Exchange-Traded Notes Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.
•	Fixed Income Risk: Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing each Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Funds invest in fixed income securities the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the fund. As a result, for the present, interest rate risk may be heightened.
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•	Geographic Concentration Risk: The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than a more geographically diversified fund.
•	Investment Focus Risk: The Fund’s strategy of focusing its investments in tangible asset companies means that the performance of the Fund will be closely tied to the performance of such investments. The Fund’s focus in real estate, infrastructure and basic materials presents more risk than if the Fund were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with a concentrated investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.
•	Investment in Investment Companies Risk: The Fund may purchase shares of investment companies, such as ETFs and closed-end investment companies, which may trade at a discount to their NAV, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities.
•	Leverage Risk (Leland Currency Strategy Fund): The Fund’s use of derivatives such as foreign currency forward contracts may amplify losses and may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.
•	Leverage Risk (Leland Thomson Reuters Private Equity Index Fund and Leland Thomson Reuters Venture Capital Index Fund): The use of derivatives and borrowings may create leveraging risk. For example, because of the low margin deposits required, trading in certain derivative instruments involves an extremely high degree of leverage. As a result, a relatively small price movement in a derivatives contract may result in an immediate and substantial impact on the NAV of the Funds. Leveraging may cause the Funds to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Funds must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk. Applicable law limits the Funds from borrowing in an amount greater than 33 1/3% of their assets. The Funds are permitted to borrow money for certain purposes. To the extent a Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.
•	Licensing Risk: The Funds rely on licenses that permit the Funds to use the applicable Index and associated trade names, trademarks, and service markets in connection with the name and investment strategies of the Funds. Such licenses may be terminated by the licensor and, as a result, the Funds may lose its ability to use the Intellectual Property. There is also no guarantee that the applicable licensor has all rights to license the Intellectual Property for use by the Funds. Accordingly, in the event a license is terminated or a licensor does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds and may result in a change in the investment policy or closure of the Funds.
•	Liquidity Risk: In certain circumstances, it may be difficult for the Funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Funds may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in each Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Adviser may be required to fair value the investments.
•	Management Risk: The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation securities in which the Funds invest may prove to be incorrect, including the Adviser’s allocation of the Fund’s portfolio among its investments. The ability of each Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process.
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•	Market Risk (Leland Currency Strategy Fund): Overall equity, fixed income and currency market risk, including volatility, may affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Market Risk (Leland Thomson Reuters Private Equity Index Fund and Leland Thomson Reuters Venture Capital Index Fund): An investment in each Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
•	MLP Risk: The Fund’s investments in MLPs entail risks, including fluctuations in energy prices, decreases in the supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences, such as treatment as a qualifying security investment by the Fund only to a limited extent, due to the partnership structure, and potential limited liquidity in thinly traded issues.
•	Model Risk (Leland Currency Strategy Fund): Model risk is the risk that any given model may experience periods of outperformance as well as periods of underperformance. Like all quantitative analysis, the investment models utilized by the Fund carry a risk that the mathematical models used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could, in some cases, lead to a decrease in short term effectiveness of the Fund’s mathematical models. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Non-Diversification Risk: As non-diversified funds, the Funds may invest more than 5% of their individual total assets in the securities of one or more issuers. The Funds may also invest in ETFs and mutual funds that are non-diversified. Because a relatively high percentage of the assets of each Fund may be invested in the securities of a limited number of issuers, the value of shares of the Funds may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Funds.
•	Options Risk: There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to write options and purchase options under the Fund’s options strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. For example, the Fund may write covered call options. As the writer of a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist if the Fund seeks to close out an option position. If trading were suspended in an option purchase by the Fund, it would not be able to close out the option. If the Fund were unable to close out a covered call option that it had written on a security, the Fund would not be able to sell the underlying security unless the option expired without exercise.
•	Private Equity Investing Risk: The Fund seeks to generate returns that mimic the returns of U.S. private equity-backed companies as measured by the Underlying Index. Additional special risks inherent in investing in private equity-funded companies include that little public information exists for such companies. The Underlying Index’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital-backed companies. Because investing in newly private companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the private equity industry may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in private equity funds nor does it invest directly in the companies funded by private equity funds.
•	REIT and Real Estate Risk: The Fund’s investments in REITs may subject the fund to the following additional risks: declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws and regulations, casualty or condemnation losses and tax consequences of the failure of a REIT to comply with tax law requirements. The Fund will bear a proportionate share of the REIT’s ongoing operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund.
•	Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs and mutual funds in companies of any size. The stocks of small (i.e., below $3 billion) and medium (i.e., below $6 billion) capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
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•	Tracking Error Risk: Tracking error refers to the risk that the Fund’s performance may not match or correlate to that of the Underlying Index, either on a daily or aggregate basis. The Underlying Index’s return may not match or achieve a high degree of correlation with the return of U.S. venture capital-backed companies (for the Leland Venture Capital Index Fund) or the return of U.S. private equity-backed companies (for the Leland Private Equity Index Fund). There are a number of factors that may contribute to the Fund’s tracking error, such as fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, mathematical compounding may prevent the Funds from correlating with the monthly, quarterly, annual or other period of performance of the Underlying Index. Tracking error may cause the Funds’ performance to be less than expected.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when fund shares are held in a taxable account.
•	U.S. Government Securities Risk: Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There is no guarantee that government agencies will receive support from the U.S. Treasury during financial difficulties.
•	Venture Capital Investing Risk: The Fund seeks to generate returns that mimic the aggregate returns of U.S. venture capital-backed companies. Venture capital is a type of equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. Additional special risks inherent in investing in venture capital-funded companies include that little public information exists for such companies, which are frequently private and thinly traded companies. Such a lack of information may lead to greater tracking error between the Underlying Index and the TR VC Research Index or adversely affect the correlation of the Fund’s performance to that of the U.S. venture capital industry, generally. In addition, because investing in new or very early companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the venture capital backed companies may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in venture capital funds nor does it invest directly in the companies funded by venture capital funds.

Thomson Reuters Index Disclaimers

THE LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND AND THE LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND (TOGETHER ‘‘THE PRODUCTS’’) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THOMSON REUTERS (MARKETS) LLC OR ANY OF ITS SUBSIDIARIES OR AFFILIATES (‘‘THOMSON REUTERS’’). THOMSON REUTERS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE PRODUCT(S) OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE PRODUCT PARTICULARLY OR THE ABILITY OF THE THOMSON REUTERS PRIVATE EQUITY BUYOUT INDEX AND THE THOMSON REUTERS VENTURE CAPITAL INDEX (TOGETHER “THE ‘‘INDEXES’’) TO TRACK GENERAL MARKET PERFORMANCE. THOMSON REUTERS’ ONLY RELATIONSHIP TO THE PRODUCTS AND THE ADVISER (THE ‘‘LICENSEE’’) IS THE LICENSING OF THE INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY THOMSON REUTERS OR ITS LICENSORS WITHOUT REGARD TO THE LICENSEE OR THE PRODUCTS. THOMSON REUTERS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE PRODUCTS INTO CONSIDERATION IN CONNECTION WITH THE FOREGOING. THOMSON REUTERS IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE PRODUCTS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE PRODUCTS ARE TO BE CONVERTED INTO CASH. THOMSON REUTERS HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCTS.

THOMSON REUTERS DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THOMSON REUTERS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. THOMSON REUTERS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THOMSON REUTERS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, INCIDENTAL OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Temporary Investments

To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Funds invest in money market mutual funds for cash positions, there will be some duplication of expenses because shareholders will pay the fees and expenses of the Fund and, indirectly, the fees and expenses of the underling money market funds. The Funds may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

Cybersecurity

The computer systems, networks and devices used by each Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which a Fund invests; counterparties with which a Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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MANAGEMENT

Investment Adviser

Good Harbor Financial, LLC, 30 S. Wacker Drive, Suite 1300, Chicago, IL 60606, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolio. The Adviser is responsible for selecting each Fund’s investments, according to the Funds’ investment objective, policies and restrictions. The Adviser was established in 2003 for the purpose of providing investment advice to individuals and institutions. As of September 30, 2017, the Adviser had approximately $477.61 million in assets under management/advisement.

Pursuant to an advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser is entitled to receive, on a quarterly basis, an annual advisory fees listed in the table below as a percentage of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Funds, at least until January 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed the percentages shown in the table below. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Board of Trustees, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance.

Fund	Management Fee	Expense Limitation
Leland Currency Strategy Fund	1.00%	Class A 1.75% Class C 2.50% Class I 1.50%
Leland Thomson Reuters Private Equity Index Fund	1.25%	Class A 1.75% Class C 2.50% Class I 1.50%
Leland Thomson Reuters Venture Capital Index Fund	1.25%	Class A 1.75% Class C 2.50% Class I 1.50%
Leland Real Asset Opportunities Fund	1.00%	Class A 1.40% Class C 2.15% Class I 1.15%

During the fiscal year ended September 30, 2017, the Funds paid an aggregate of the percentages shown below of its average net assets to the Adviser (after fee waivers).

Fund	Net Management Fee Received After Waiver for Year Ending September 30, 2017
Leland Currency Strategy Fund	0.95%
Leland Thomson Reuters Private Equity Index Fund	0.94%
Leland Thomson Reuters Venture Capital Index Fund	1.01%
Leland Real Asset Opportunities Fund	0.59%

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement is available in the Funds’ annual or semi-annual report to shareholders, as noted below.

Fund	Date of Shareholder Report with Discussion of Board Approval of Advisory Agreement
Leland Currency Strategy Fund	3/31/2017
Leland Thomson Reuters Private Equity Index Fund	9/30/2017
Leland Thomson Reuters Venture Capital Index Fund	9/30/2017
Leland Real Asset Opportunities Fund	9/30/2017

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Investment Adviser Portfolio Managers

Neil R. Peplinski, CFA (Portfolio Manager for all Funds) founded the Adviser in April of 2003 and has served as a Managing Partner since the firm’s inception. Mr. Peplinski previously worked as a portfolio manager for Allstate Investments, overseeing a portfolio of collateralized debt obligations. Mr. Peplinski earned his MBA with High Honors from The University of Chicago Graduate School of Business. He also holds a MSEE in Electromagnetics from The University of Michigan, and a BSEE in Electromagnetics from Michigan Technological University where he graduated summa cum laude.

David C. Armstrong (Portfolio Manager for Leland Thomson Reuters Private Equity Index Fund, and Leland Thomson Reuters Venture Capital Index Fund) joined the Adviser in September of 2010 and became a member of the Investment team in April of 2013. He has 28 years of professional experience, previously working as a Director of Research conducting analysis on the nature and structure of competition in the credit card market for financial services firms. David earned a MBA from the University of Chicago Booth School of Business and a BA from Knox College.

Yash Patel, CFA (Portfolio Manager for Leland Thomson Reuters Private Equity Index Fund, and Leland Thomson Reuters Venture Capital Index Fund) has served as Chief Operating Officer of the Adviser since March 2010. Mr. Patel brings 14 years of professional experience to the firm. His responsibilities include the management and leadership of operations, technology, trading, and portfolio management. Prior to joining the Adviser, Mr. Patel was a quantitative equity analyst for Allstate Investments, developing and implementing model-driven trading strategies. Previous to that, he worked and consulted for hedge funds including Bridgewater Associates and Citadel Investment Group. Mr. Patel earned a MBA with Honors from The University of Chicago Booth School of Business and a BS CSE from The Ohio State University.

Jeffrey H. Kim (Portfolio Manager for Leland Real Asset Opportunities Fund) has served as a Portfolio Manager for the Adviser since 2009, primarily managing the Adviser’s Tactical Equity Income strategy. Mr. Kim previously worked as a portfolio manager at Chicago Capital Partners overseeing the predecessor strategy to the Tactical Equity Income strategy. Mr. Kim earned his MBA from the University of Chicago Graduate School of Business, and also holds a MS in Engineering Systems from the Massachusetts Institute of Technology and a BSEE from Northwestern University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio manager’s ownership in the Funds.

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HOW SHARES ARE PRICED

Shares of the Funds are sold at NAV. The NAV of each Fund is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of each Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board of Trustees has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for each Fund. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell the Funds’ shares.

In computing the NAV, each Fund values foreign securities held by each Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in each Funds’ portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before each Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before each Fund calculates its NAV, the Adviser may need to price the security using each Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of each Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

 With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by each Fund: Class A, Class C, and Class I. Each Fund offers these classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page 45 of this Prospectus. Each class of shares in the Funds represents interest in the same portfolio of investments within the Funds. There is no investment minimum on reinvested distributions and the Funds may change investment minimums at any time. The Funds reserve the right to waive sales charges, as described below. The Fund and the Adviser may each waive investment minimums at their individual discretion. Not all share classes may be available for purchase in all states.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of the Funds to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund’s expenses over time in the Fees and Expenses of the Fund section in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Class A Shares

Class A shares are offered at the public offering price, which is NAV per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. The Funds reserve the right to waive any load as described below. The following sales charges apply to your purchases of Class A shares of a Fund. Class A shares pay up to 0.25% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges.

Amount Invested	Sales Charge as a% of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	1.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.
(2)	Dealer reallowance is the amount of sales charge paid to the selling broker-dealer, while the distributor retains the balance.

How to Reduce Your Sales Charge: You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of a Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

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Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

  Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser); and
  Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and
  Shares held directly in the Fund account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $25,000, during a 13-month period. The 13-month period begins upon the date of the LOI. At your written request, Class A shares purchases made during 90 days prior to the LOI may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the same Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the applicable Fund that you intend to do so in writing. The applicable Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption. The redemption and repurchase of Fund shares may still result in a tax liability for federal income tax purposes.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Current and retired directors and officers of the Funds sponsored by the Adviser or any of its subsidiaries, their immediate families (i.e., spouse, children, mother or father) and any purchases referred through the Adviser.
  Employees of the Adviser and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.
  Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
  Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisers).
  Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
  Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
  Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in a Fund are part of an omnibus account. A minimum initial investment of $1 million in a Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

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Class C Shares

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Funds. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to a Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

Class I Shares

Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Funds. The minimum initial investment is $250 thousand per account.

The minimum investment may be modified for clients of certain financial intermediaries who (i) charge clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into agreements with the distributor to offer shares through certain fee-based programs or platforms.

Class I shares are also available for purchase, with no minimum initial investment, by current and former full-time employees of the Adviser and its affiliates or of any financial intermediary which has a dealer agreement with the distributor, and their immediate families (e.g., spouse, children, mother or father; or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

Exchange Privilege

You may exchange your Fund shares for shares of the same Class of another fund advised by the Adviser (“Good Harbor Funds”). Exchanges are made at net asset value. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in the applicable prospectus. An exchange of shares of any Good Harbor Fund for shares of another Good Harbor Fund will be treated as a sale for federal income tax purposes.

The Adviser also allows investors in Good Harbor Funds to make non-taxable share class conversions. For advisors who wish to convert from a higher fee share class, to a lower fee share class (for example, from a C-share to an I-share) within a Good Harbor Fund, non-taxable share class conversions are permitted by the Adviser as long as they are moving to a lower expense ratio fund, and the class C shares are free of any CDSC. An exchange of shares of any Good Harbor Fund for shares of another class within that Good Harbor Fund will not be treated as a sale for federal income tax purposes.

Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$250	$100
C	$2,500	$1,000	$250	$100
I	$250,000	$250,000	$10,000	$10,000

The Funds reserve the right to waive any minimum. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.

Purchasing Shares

You may purchase shares of a Fund by sending a completed application form to one of the following addresses:

Regular Mail

Leland Currency Strategy Fund

Leland Thomson Reuters Private Equity Index Fund

Leland Thomson Reuters Venture Capital Index Fund

Leland Real Asset Opportunities Fund

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, Nebraska 68154

Express/Overnight Mail

Leland Currency Strategy Fund

Leland Thomson Reuters Private Equity Index Fund

Leland Thomson Reuters Venture Capital Index Fund

Leland Real Asset Opportunities Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

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The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-855-535-2631 (1-855-Leland1) for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by a Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $50 on specified days of each month into your established Fund account. Please contact the Funds at 1-855-535-2631 (1-855-Leland1) for more information about the Funds’ Automatic Investment Plan.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.

After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the name of the applicable Fund. The Funds will not accept payment in cash, cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•         the name of the Fund and share class; and

•         the dollar amount of shares to be purchased; and

•         a completed purchase application or investment stub; and

•         check payable to the “Leland Currency Strategy Fund”, “Leland Thomson Reuters Private Equity Index Fund”, “Leland Thomson Reuters Venture Capital Index Fund”, or “Leland Real Asset Opportunities Fund”, (as applicable).

Retirement Plans: You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-855-535-2631 (1-855-Leland1) for the most current listing and appropriate disclosure documentation on how to open a retirement account.

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HOW TO REDEEM SHARES

Redeeming Shares: The Funds typically expect that it will take up to three business days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail

Leland Currency Strategy Fund

Leland Thomson Reuters Private Equity Index Fund

Leland Thomson Reuters Venture Capital Index Fund

Leland Real Asset Opportunities Fund

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, Nebraska 68154

Express/Overnight Mail

Leland Currency Strategy Fund

Leland Thomson Reuters Private Equity Index Fund

Leland Thomson Reuters Venture Capital Index Fund

Leland Real Asset Opportunities Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct them to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-855-535-2631 (1-855-Leland1). IRA accounts are not redeemable by telephone.

Each Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Funds at 1-855-535-2631 (1-855-Leland1) for more information about the Funds’ Automatic Withdrawal Plan.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of a Fund’s assets. The securities will be chosen by the applicable Fund and valued under the Funds’ NAV procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

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Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

  The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed; and
  The request must identify your account number; and
  The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
  If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redemption Fee: The Funds will deduct a 1.00% redemption fee on your redemption amount if you sell your shares within 30 days of purchase. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1.00% fee. Redemption fees are paid to a Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
•	redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial adviser as part of a periodic rebalancing;
•	redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees; or
•	other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Funds’ or the Adviser’s Chief Compliance Officer.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

  you request a redemption to be made payable to a person not on record with the Funds;
  you request that a redemption be mailed to an address other than that on record with the Funds;
  the proceeds of a requested redemption exceed $50,000;
  any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
  your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal income tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000 within 30 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimums due to a decline in NAV. The Fund will not charge any redemption fee on involuntary redemptions.

42

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting a Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include, but are not limited to:

  Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ Market Timing Trading Policy; and
  Assessing a 1.00% redemption fee for shares sold less than 30 days after purchase.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders. However, the Funds may not be able to identify or limit these disruptive trading practices, which means that shareholders remaining in the Funds may bear the consequences of disruptive trading practices not properly identified or limited.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges out of a Fund.

Each Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with a Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If a Fund or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, a Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

43

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

Each of the Leland Currency Strategy Fund, Leland Thomson Reuters Private Equity Index Fund, Leland Thomson Reuters Venture Capital Index Fund and Leland Real Asset Opportunities Fund intend to distribute substantially all of its net investment income at least annually and net capital gains annually in December. Both types of distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income for federal tax purposes, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from each Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. The Funds do not expect that its dividends will constitute qualified dividend income eligible for the reduced federal income tax rates applicable to long-term capital gains. IRAs and other qualified retirement plans are generally exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes. The gain or loss on your investment is generally the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

If you purchase shares of the Funds shortly before a dividend or distribution is paid, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number or taxpayer identification number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This discussion is a summary of certain federal income tax consequences of owning Fund shares and is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning a Fund’s shares, including any state, local and foreign tax consequences.

44

DISTRIBUTION OF SHARES

Distributor

Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares and Class C shares pursuant to Rule 12b-1 (each a “Plan” and collectively, the “Plans”), under Rule 12b-1, pursuant to which each Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund’s average daily net assets attributable to the Class A shares and 1.00% of the Fund’s average daily net assets attributable to the Class C shares. Over time, fees paid under these distribution and service plans will increase the cost of a shareholder’s investment and may cost more than other types of sales charges. Class I shares do not have a Plan.

Each Fund’s distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries

The Funds’ distributor, its affiliates, and the Adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of a Fund or assist in the marketing of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding

To reduce expenses, a Fund mails only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-535-2631 (1-855-Leland1) on days the Funds are open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

45

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the period of each Fund’s operations. The Leland Thomson Reuters Venture Capital Index Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Class I shares of the Leland Thomson Reuters Venture Capital Index Fund; and Class A shares of the Predecessor Fund were exchanged for Class A shares of the Leland Thomson Reuters Venture Capital Index Fund. The Leland Thomson Reuters Venture Capital Index Fund is a continuation of the Predecessor Fund and, therefore, the financial information shows the results of the Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Funds’ Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, are included in the Leland Currency Strategy Fund’s, Leland Thomson Reuters Private Equity Index Fund’s, Leland Thomson Reuters Venture Capital Index Fund’s and Leland Real Asset Opportunities Fund’s September 30, 2017 annual report, which is available at no charge upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class A
	Year Ended		Year Ended	Year Ended	Period Ended
	September 30,		September 30,	September 30,	September 30,
	2017		2016	2015	2014(1)
Net asset value, beginning of period	$11.59		$12.03	$10.21	$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.15)		(0.17)	(0.17)	0.00	(8)
Net realized and unrealized gain (loss) on investments	0.66		(0.30)	2.02	0.21
Total from investment operations	0.51		(0.47)	1.85	0.21
Paid in capital from redemption fees	0.00	(8)	0.03	0.01	—
Payment by affiliate for investment violations	0.01	(9)	—	—	—
Less distributions from:
Net investment income	—		—	(0.04)	—
Total distributions	—		—	(0.04)	—
Net asset value, end of period	$12.11		$11.59	$12.03	$10.21
Total return(3)	4.49	%(10)	(3.66)%	18.21%	2.10	%(4)
Net assets, at end of period	$6,039,533		$7,296,472	$1,798,167	$10.21
Ratio of gross expenses to average net assets(5,7)	1.94%		1.89%	16.22%	1.95	%(6)
Ratio of net expenses to average net assets(7)	1.75%		1.75%	1.75%	1.75	%(6)
Ratio of net investment income (loss) to average net assets(7)	(1.28)%		(1.44)%	(1.39)%	0.00	%(6)
Portfolio Turnover Rate	0%		0%	0%	0	%(4)

(1)	The Leland Currency Strategy Fund Class A shares commenced operations on May 30, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01.
(9)	See Note 4 in the Notes to the Financial Statements.
(10)	Before the reimbursement from Advisor for the loss on investment violation, the total return for the year would have been 4.40%.
46

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class C
	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,
	2017		2016		2015	2014(1)
Net asset value, beginning of period	$11.44		$11.96		$10.21	$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.23)		(0.26)		(0.26)	0.00	(8)
Net realized and unrealized gain (loss) on investments	0.64		(0.26	)(9)	2.03	0.21
Total from investment operations	0.41		(0.52)		1.77	0.21
Paid in capital from redemption fees	0.00	(8)	0.00	(8)	0.02	—
Payment by affiliate for investment violations	0.01	(10)	—		—	—
Less distributions from:
Net investment income	—		—		(0.04)	—
Total distributions	—		—		(0.04)	—
Net asset value, end of period	$11.86		$11.44		$11.96	$10.21
Total return(3)	3.67	%(11)	(4.35)%		17.53%	2.10	%(4)
Net assets, at end of period	$920,197		$1,441,739		$322,786	$10.21
Ratio of gross expenses to average net assets(5,7)	2.69%		2.64%		16.97%	2.70	%(6)
Ratio of net expenses to average net assets(7)	2.50%		2.50%		2.50%	2.50	%(6)
Ratio of net investment income (loss) to average net assets(7)	(2.04)%		(2.19)%		(2.16)%	0.00	%(6)
Portfolio Turnover Rate	0%		0%		0%	0	%(4)

(1)	The Leland Currency Strategy Fund Class C shares commenced operations on May 30, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01.
(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(10)	See Note 4 in the Notes to the Financial Statements.
(11)	Before the reimbursement from Advisor for the loss on investment violation, the total return for the year would have been 3.58%.
47

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND
	Class I
	Year Ended		Year Ended		Year Ended	Period Ended
	September 30,		September 30,		September 30,	September 30,
	2017		2016		2015	2014(1)
Net asset value, beginning of period	$11.61		$12.02		$10.21	$10.00
Activity from investment operations:
Net investment loss(2)	(0.12)		(0.14)		(0.17)	(0.05)
Net realized and unrealized gain (loss) on investments	0.66		(0.27	)(9)	2.01	0.26
Total from investment operations	0.54		(0.41)		1.84	0.21
Paid in capital from redemption fees	0.00	(8)	0.00	(8)	0.01	—
Payment by affiliate for investment violations	0.01	(10)	—		—	—
Less distributions from:
Net investment income	—		—		(0.04)	—
Total distributions	—		—		(0.04)	—
Net asset value, end of period	$12.16		$11.61		$12.02	$10.21
Total return(3)	4.74	%(11)	(3.41)%		18.11%	2.10	%(4)
Net assets, at end of period	$10,804,674		$21,623,290		$2,016,332	$107,676
Ratio of gross expenses to average net assets(5,7)	1.69%		1.64%		15.97%	1.70	%(6)
Ratio of net expenses to average net assets(7)	1.50%		1.50%		1.50%	1.50	%(6)
Ratio of net investment loss to average net assets(7)	(1.05)%		(1.18)%		(1.41)%	(1.45	)%(6)
Portfolio Turnover Rate	0%		0%		0%	0	%(4)

(1)	The Leland Currency Strategy Fund Class I shares commenced operations on May 30, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01.
(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(10)	See Note 4 in the Notes to the Financial Statements.
(11)	Before the reimbursement from Advisor for the loss on investment violation, the total return for the year would have been 4.65%.
48

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class A
	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2017	2016	2015(1)
Net asset value, beginning of period	$10.28	$9.28	$10.00
Activity from investment operations:
Net investment income(2)	0.06	0.03	0.06
Net realized and unrealized gain (loss) on investments	1.64	1.41	(0.78)
Total from investment operations	1.70	1.44	(0.72)
Less distributions from:
Net investment income	—	(0.44)	—
Net realized gains	(0.15)	—	—
Total distributions	(0.15)	(0.44)	—
Net asset value, end of period	$11.83	$10.28	9.28
Total return(3)	16.71%	15.72%	(7.20	)%(4)
Net assets, at end of period	$727,863	$24,844	$9
Ratio of gross expenses to average net assets excluding interest expense(5,7)	2.06%	1.87%	1.96	%(6)
Ratio of net expenses to average net assets excluding interest expense(7)	1.75%	1.75%	1.75	%(6)
Ratio of net investment income to average net assets(7)	0.50%	0.33%	3.37	%(6)
Portfolio Turnover Rate	48%	53%	51	%(4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class A shares commenced operations on September 18, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
49

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class C
	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2017	2016	2015(1)
Net asset value, beginning of period	$10.26	$9.28	$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.04)	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	1.64	1.47 (8)	(0.78)
Total from investment operations	1.60	1.42	(0.72)
Less distributions from:
Net investment income	—	(0.44)	—
Net realized gains	(0.15)	—	—
Total distributions	(0.15)	(0.44)	—
Net asset value, end of period	11.71	$10.26	$9.28
Total return(3)	15.76%	15.49%	(7.20	)%(4)
Net assets, at end of period	$109,775	$94,823	$9
Ratio of gross expenses to average net assets excluding interest expense(5,7)	2.81%	2.62%	2.71	%(6)
Ratio of net expenses to average net assets excluding interest expense(7)	2.50%	2.50%	2.50	%(6)
Ratio of net investment income (loss) to average net assets(7)	(0.36)%	(0.54)%	4.12	%(6)
Portfolio Turnover Rate	48%	53%	51	%(4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class C shares commenced operations on September 18, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

50

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class I
	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2017	2016	2015(1)
Net asset value, beginning of period	$10.30	$9.29	$10.00
Activity from investment operations:
Net investment income(2)	0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments	1.65	1.38	(0.72)
Total from investment operations	1.73	1.45	(0.71)
Paid in capital from redemption fees	0.00 (8)	—	—
Less distributions from:
Net investment income	—	(0.44)	—
Net realized gains	(0.15)	—	—
Total distributions	(0.15)	(0.44)	—
Net asset value, end of period	$11.88	$10.30	$9.29
Total return(3)	16.98%	15.94%	(7.10	)%(4)
Net assets, at end of period	$9,884,028	$6,835,280	$5,101,640
Ratio of gross expenses to average net assets excluding interest expense(5,7)	1.81%	1.62%	1.71	%(6)
Ratio of net expenses to average net assets excluding interest expense(7)	1.50%	1.50%	1.50	%(6)
Ratio of net investment income to average net assets(7)	0.70%	0.71%	3.12	%(6)
Portfolio Turnover Rate	48%	53%	51	%(4)

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class I shares commenced operations on September 18, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01 per share.
51

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class A
	Year Ended	Year Ended	Period Ended		Period Ended
	September 30,	September 30,	September 30,		March 31,
	2017	2016	2015(1)		2015(2)
Net asset value, beginning of period	$11.50	$10.42	$10.82		$10.00
Activity from investment operations:
Net investment loss(3)	(0.10)	(0.03)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investments	3.77	2.05	(0.28)		1.09
Total from investment operations	3.67	2.02	(0.34)		1.08
Less distributions from:
Net investment income	—	(0.34)	(0.00	)(9)	(0.26)
Net realized gains	(0.44)	(0.60)	(0.06)		—
Total distributions	(0.44)	(0.94)	(0.06)		(0.26)
Net asset value, end of period	$14.73	$11.50	$10.42		$10.82
Total return(4)	33.24%	19.37%	(3.14)%		10.83	%(5)
Net assets, at end of period	$1,518,979	$313,657	$4,958		$5,162
Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.99%	1.83%	4.52	%(7)	6.37	%(7)
Ratio of net expenses to average net assets excluding interest expense(8)	1.75%	1.75%	1.75	%(7)	1.75	%(7)
Ratio of net investment loss to average net assets(8)	(0.72)%	(0.34)%	(1.09	)%(7)	(0.14	)%(7)
Portfolio Turnover Rate	88%	256%	42	%(5)	19	%(5)

(1)	For the period of April 1, 2015 to September 30, 2015.
(2)	The Leland Thomson Reuters Venture Capital Index Fund Class A shares commenced operations on October 1, 2014.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(9)	Amount represents less than $0.01 per share.
52

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	CLASS C
	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
	2017	2016	2015(1)
Net asset value, beginning of period	$11.43	$10.43	$10.82
Activity from investment operations:
Net investment income (loss)(2)	(0.20)	(0.11)	0.00
Net realized and unrealized gain (loss) on investments	3.73	2.05	(0.39)
Total from investment operations	3.53	1.94	(0.39)
Less distributions from:
Net investment income	—	(0.34)	0.00
Net realized gains	(0.44)	(0.60)	—
Total distributions	(0.44)	(0.94)	—
Net asset value, end of period	$14.52	$11.43	$10.43
Total return(3)	32.19%	18.63%	(3.60	)%(4)
Net assets, at end of period	$97,908	$28,053	$10
Ratio of gross expenses to average net assets excluding interest expense(5,7)	2.74%	2.58%	5.27	%(6)
Ratio of net expenses to average net assets excluding interest expense(7)	2.50%	2.50%	2.50	%(6)
Ratio of net investment income (loss) to average net assets(7)	(1.50)%	(1.08)%	0.00	%(6)
Portfolio Turnover Rate	88%	256%	42	%(4)

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class C shares commenced operations on September 23, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
53

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	CLASS I
	Year Ended	Year Ended	Period Ended		Period Ended
	September 30,	September 30,	September 30,		March 31,
	2017	2016	2015(1)		2015(2)
Net asset value, beginning of period	$11.51	$10.44	$10.83		$10.00
Activity from investment operations:
Net investment income (loss)(3)	(0.06)	(0.02)	(0.02)		0.00	(9)
Net realized and unrealized gain (loss) on investments	3.78	2.04	(0.31)		1.09
Total from investment operations	3.72	2.02	(0.33)		1.09
Paid in capital from redemption fees	—	0.00 (9)	—		—
Less distributions from:
Net investment income	—	(0.35)	(0.00	)(9)	(0.26)
Net realized gains	(0.44)	(0.60)	(0.06)		—
Total distributions	(0.44)	(0.95)	(0.06)		(0.26)
Net asset value, end of period	$14.79	$11.51	$10.44		$10.83
Total return(4)	33.66%	19.44%	(3.05)%		10.94	%(5)
Net assets, at end of period	$12,190,993	$13,474,055	$10,449,044		$10,772,203
Ratio of gross expenses to average net assets excluding interest expense (6,8)	1.74%	1.58%	4.27	%(7)	5.92	%(7)
Ratio of net expenses to average net assets excluding interest expense(8)	1.50%	1.50%	1.50	%(7)	1.50	%(7)
Ratio of net investment income (loss) to average net assets(8)	(0.48)%	(0.13)%	(0.36	)%(7)	0.05	%(7)
Portfolio Turnover Rate	88%	256%	42	%(5)	19	%(5)

(1)	For the period of April 1, 2015 to September 30, 2015.
(2)	The Leland Thomson Reuters Venture Capital Index Fund I shares commenced operations on October 1, 2014.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(9)	Amount represents less than $0.01 per share.
54

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class A
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2015	2014(1)
Net asset value, beginning of period	$8.84	$7.45	$9.39	$10.00
Activity from investment operations:
Net investment income(2)	0.32	0.31	0.10	0.30
Net realized and unrealized gain (loss) on investments	0.27	1.24	(1.93)	(0.74)
Total from investment operations	0.59	1.55	(1.83)	(0.44)
Paid in capital from redemption fees(8)	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.36)	(0.16)	(0.08)	(0.17)
Net return of capital	—	—	(0.03)	—
Total distributions	(0.36)	(0.16)	(0.11)	(0.17)
Net asset value, end of period	$9.07	$8.84	$7.45	$9.39
Total return(3)	6.74%	21.40%	(19.66)%	(4.52	)%(4)
Net assets, at end of period (000s)	$9,254	$14,251	$20,429	$88,373
Ratio of gross expenses to average net assets(5,7)	1.81%	1.61%	1.41%	1.51	%(6)
Ratio of net expenses to average net assets(7)	1.40%	1.40%	1.40%	1.40	%(6)
Ratio of net investment income to average net assets (7,9)	3.53%	4.02%	1.17%	2.90	%(6)
Portfolio Turnover Rate	37%	81%	149%	90	%(4)

(1)	The Leland Real Asset Opportunities Fund’s Class A shares commenced operations on October 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
55

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class C
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2015	2014(1)
Net asset value, beginning of period	$8.77	$7.42	$9.37	$10.00
Activity from investment operations:
Net investment income(2)	0.25	0.25	0.05	0.22
Net realized and unrealized gain (loss) on investments	0.27	1.24	(1.94)	(0.74)
Total from investment operations	0.52	1.49	(1.89)	(0.52)
Paid in capital from redemption fees	—	0.00 (8)	0.00 (8)	0.00	(8)
Less distributions from:
Net investment income	(0.30)	(0.14)	(0.03)	(0.11)
Net return of capital	—	—	(0.03)	—
Total distributions	(0.30)	(0.14)	(0.06)	(0.11)
Net assets, at end of period (000s)	$8.99	$8.77	$7.42	$9.37
Total return(3)	5.96%	20.42%	(20.16)%	(5.22	)%(4)
Net assets, at end of period	$10,388	$14,113	$20,123	$49,892
Ratio of gross expenses to average net assets(5,7)	2.56%	2.36%	2.16%	2.26	%(6)
Ratio of net expenses to average net assets(7)	2.15%	2.15%	2.15%	2.15	%(6)
Ratio of net investment income to average net assets (7,9)	2.78%	3.27%	0.58%	2.13	%(6)
Portfolio Turnover Rate	37%	81%	149%	90	%(4)

(1)	The Leland Real Asset Opportunities Fund’s Class C shares commenced operations on October 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
56

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND REAL ASSET OPPORTUNITIES FUND
	Class I
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2015	2014(1)
Net asset value, beginning of period	$8.72	$7.39	$9.40	$10.00
Activity from investment operations:
Net investment income(2)	0.34	0.34	0.12	0.31
Net realized and unrealized gain (loss) on investments	0.26	1.22	(1.93)	(0.72)
Total from investment operations	0.60	1.56	(1.81)	(0.41)
Paid in capital from redemption fees(8)	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.38)	(0.23)	(0.17)	(0.19)
Net return of capital	—	—	(0.03)	—
Total distributions	(0.38)	(0.23)	(0.20)	(0.19)
Net assets, at end of period (000s)	$8.94	$8.72	$7.39	$9.40
Total return(3)	6.97%	21.59%	(19.44)%	(4.22	)%(4)
Net assets, at end of period	$24,350	$27,662	$34,754	$152,845
Ratio of gross expenses to average net assets(5,7)	1.56%	1.36%	1.16%	1.26	%(6)
Ratio of net expenses to average net assets(7)	1.15%	1.15%	1.15%	1.15	%(6)
Ratio of net investment income to average net assets (7,9)	3.78%	4.36%	1.41%	2.99	%(6)
Portfolio Turnover Rate	37%	81%	149%	90	%(4)

(1)	The Leland Real Asset Opportunities Fund’s Class I shares commenced operations on October 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
57

Rev. February 2014

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: § Social Security number § Purchase History § Assets § Account Balances § Retirement Assets § Account Transactions § Transaction History § Wire Transfer Instructions § Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

58

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights Fund Trust III doesn’t jointly market.

59

Leland Currency Strategy Fund

Leland Thomson Reuters Private Equity Index Fund

Leland Thomson Reuters Venture Capital Index Fund

Leland Real Asset Opportunities Fund

Adviser	Good Harbor Financial, LLC 30 S. Wacker Drive, Suite 1300 Chicago, IL 60606	Distributor	Northern Lights Distributors, LLC 17605 Wright Street, Omaha, NE 68130
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115	Legal Counsel	Thompson Hine LLP 41 S. High Street, Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank N.A. 1555 N. River Center Drive Milwaukee, WI 53212	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Funds is included in the Funds’ Statement of Additional Information dated February 1, 2018. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Fund’s investments will be available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-855-535-2631 (1-855-Leland1) or visit www.lelandfunds.com. You may also write to:

Leland Currency Strategy Fund

Leland Thomson Reuters Private Equity Index Fund

Leland Thomson Reuters Venture Capital Index Fund

Leland Real Asset Opportunities Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Funds’ information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22655